General and Administrative Expenses - Summary of Share Grants Measured at Fair Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Liabilities From Share Grants	₩ 395,692	₩ 295,867
Expense From Share Grants Transactions With Employees	₩ 184,910	₩ 162,406
KB Financial Group Inc. | Series 38
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Series 38 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 99,026
Fair value (Non-market performance condition)	107,743
KB Financial Group Inc. | Series 38 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	110,857
Fair value (Non-market performance condition)	₩ 120,615
KB Financial Group Inc. | Series 39 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Series 39 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 111,412
Fair value (Non-market performance condition)	111,412
KB Financial Group Inc. | Series 39 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	125,944
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Series 40 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Series 40 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 111,412
Fair value (Non-market performance condition)	111,412
KB Financial Group Inc. | Series 40 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	125,944
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Series 41 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Series 41 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 107,266
Fair value (Non-market performance condition)	107,266
KB Financial Group Inc. | Series 41 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	120,094
Fair value (Non-market performance condition)	₩ 120,094
KB Financial Group Inc. | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 115,556
KB Financial Group Inc. | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 120,094
KB Financial Group Inc. | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Deferred grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Deferred grant In 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 120,094
KB Financial Group Inc. | Deferred grant In 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Deferred grant In 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Deferred grant In 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant In 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Deferred Grant In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Deferred Grant In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 115,556
KB Financial Group Inc. | Deferred Grant In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Short Term StockGranted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Short Term StockGranted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 111,412
KB Financial Group Inc. | Short Term StockGranted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Series 43 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Series 43 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 98,255
Fair value (Non-market performance condition)	107,266
KB Financial Group Inc. | Series 43 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	115,478
Fair value (Non-market performance condition)	₩ 125,944
KB Financial Group Inc. | Series 44 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
KB Financial Group Inc. | Series 44 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 102,397
Fair value (Non-market performance condition)	103,317
KB Financial Group Inc. | Series 44 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	114,527
Fair value (Non-market performance condition)	115,556
KB Financial Group Inc. | Short Term Stock granted In 2025 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	111,412
KB Financial Group Inc. | Short Term Stock granted In 2025 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 120,094
Kookmin Bank | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 114,461
Kookmin Bank | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Kookmin Bank | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 62,951
Kookmin Bank | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Kookmin Bank | Deferred grant In 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Deferred grant In 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 115,556
Kookmin Bank | Deferred grant In 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Kookmin Bank | Deferred grant In 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Deferred grant In 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 115,556
Kookmin Bank | Deferred grant In 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 120,094
Kookmin Bank | Series 96 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 96 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 111,412
Fair value (Non-market performance condition)	111,412
Kookmin Bank | Series 96 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	125,944
Fair value (Non-market performance condition)	₩ 125,944
Kookmin Bank | Series 97 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 97 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 107,266
Fair value (Non-market performance condition)	107,266
Kookmin Bank | Series 97 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	120,094
Fair value (Non-market performance condition)	₩ 120,094
Kookmin Bank | Series 98 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 98 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 107,266
Fair value (Non-market performance condition)	107,266
Kookmin Bank | Series 98 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	120,094
Fair value (Non-market performance condition)	₩ 120,094
Kookmin Bank | Series 99 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 99 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 105,560
Fair value (Non-market performance condition)	107,266
Kookmin Bank | Series 99 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	118,184
Fair value (Non-market performance condition)	₩ 120,094
Kookmin Bank | Series 101 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 101 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 107,266
Fair value (Non-market performance condition)	107,266
Kookmin Bank | Series 101 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	120,094
Fair value (Non-market performance condition)	120,094
Kookmin Bank | Deferred Grant In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 115,556
Kookmin Bank | Short Term StockGranted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Short Term StockGranted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 80,206
Kookmin Bank | Short Term StockGranted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Kookmin Bank | Series 102 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 102 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 88,430
Fair value (Non-market performance condition)	99,417
Kookmin Bank | Series 102 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	110,006
Fair value (Non-market performance condition)	₩ 120,094
Kookmin Bank | Series 103 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Kookmin Bank | Series 103 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 94,586
Fair value (Non-market performance condition)	103,317
Kookmin Bank | Series 103 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	105,791
Fair value (Non-market performance condition)	115,556
Kookmin Bank | Short Term Stock granted In 2025 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	99,417
Kookmin Bank | Short Term Stock granted In 2025 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 120,094
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 120,094
Other subsidiaries | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2017 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2018 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2019 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2019 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2012
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2013
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2014
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2014 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2014 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2017 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2018 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2019 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2019 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 111,412
Other subsidiaries | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 102,345
Fair value (Non-market performance condition)	61,294
Other subsidiaries | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	125,944
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Long Term Stock Granted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Long Term Stock Granted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 103,576
Fair value (Non-market performance condition)	87,156
Other subsidiaries | Long Term Stock Granted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	125,944
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Short Term StockGranted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Short Term StockGranted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Short Term StockGranted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 125,944
Other subsidiaries | Long Term Stock granted In 2025 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.56%
Other subsidiaries | Long Term Stock granted In 2025 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 92,561
Fair value (Non-market performance condition)	80,274
Other subsidiaries | Long Term Stock granted In 2025 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	118,840
Fair value (Non-market performance condition)	125,944
Other subsidiaries | Short Term Stock granted In 2025 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	103,317
Other subsidiaries | Short Term Stock granted In 2025 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 123,506